Financial Assets and Liabilities at Fair Value through Profit or Loss - Summary of Financial Assets and Liabilities at Fair Value through Profit or Loss (Detail) - TWD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets, Mandatorily measured at FVTPL	$ 1,070.4	$ 159.0
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Held for trading	116.2	681.9
Financial assets, Mandatorily measured at FVTPL	947.5	159.0
Convertible Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Mandatorily measured at FVTPL	$ 122.9	$ 0.0